Derivative Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional amount		$ 462
Derivative liability, notional amount	$ 0	0
Derivative Instruments, gain (loss) Reclassification from accumulated OCI to income, estimated net amount to be transferred	$ 100
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimate of time to transfer	12 months
Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional amount	$ 4,400	17,600
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional amount	$ 0	$ 0